AB Global Dynamic Allocation Portfolio Annual Fund Operating Expenses - AB Global Dynamic Allocation Portfolio - Class B	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.92%